AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 82.1%
Affiliated Mutual Fund — 14.3%
AST Core Fixed Income(wd) (cost $90,117,840)	7,782,644	$84,052,552
Common Stocks — 67.7%
Aerospace & Defense — 1.3%
Airbus SE (France)*	4,415	533,818
Curtiss-Wright Corp.	729	109,467
General Dynamics Corp.	1,526	368,041
Lockheed Martin Corp.	2,964	1,308,310
Northrop Grumman Corp.	3,256	1,456,148
Raytheon Technologies Corp.	39,885	3,951,407
Textron, Inc.	1,517	112,834
		7,840,025
Air Freight & Logistics — 1.0%
Deutsche Post AG (Germany)	34,899	1,667,725
Expeditors International of Washington, Inc.	951	98,105
United Parcel Service, Inc. (Class B Stock)	19,782	4,242,448
		6,008,278
Auto Components — 0.3%
Aptiv PLC*	8,094	968,933
Bridgestone Corp. (Japan)	18,000	696,513
		1,665,446
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	1,287	110,902
Stellantis NV	101,694	1,645,644
Tesla, Inc.*	768	827,597
Thor Industries, Inc.(a)	1,859	146,303
Toyota Motor Corp. (Japan)	31,000	560,145
Yamaha Motor Co. Ltd. (Japan)	7,700	172,788
		3,463,379
Banks — 3.4%
Bank Leumi Le-Israel BM (Israel)	40,206	435,267
Bank of America Corp.	95,372	3,931,234
Bank OZK	2,212	94,452
Barclays PLC (United Kingdom)	312,387	606,903
BNP Paribas SA (France)	15,083	860,685
Canadian Imperial Bank of Commerce (Canada)	3,624	439,901
Citigroup, Inc.	1,648	88,003
Comerica, Inc.	4,673	422,579
DBS Group Holdings Ltd. (Singapore)	74,300	1,950,832
ING Groep NV (Netherlands)	111,912	1,171,628
Intesa Sanpaolo SpA (Italy)	318,757	729,490
Israel Discount Bank Ltd. (Israel) (Class A Stock)	73,121	457,364
JPMorgan Chase & Co.	20,504	2,795,105
KeyCorp	35,656	797,981
Mitsubishi UFJ Financial Group, Inc. (Japan)	86,600	532,842
Pinnacle Financial Partners, Inc.	1,072	98,710
Popular, Inc. (Puerto Rico)	2,943	240,561
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Raiffeisen Bank International AG (Austria)	17,024	$241,661
Societe Generale SA (France)	58,461	1,568,371
Sumitomo Mitsui Financial Group, Inc. (Japan)	51,200	1,624,405
U.S. Bancorp	13,999	744,047
Wintrust Financial Corp.	2,148	199,614
		20,031,635
Beverages — 1.2%
Coca-Cola HBC AG (Italy)*	4,030	84,122
Diageo PLC (United Kingdom)	27,029	1,368,451
Monster Beverage Corp.*	15,578	1,244,682
PepsiCo, Inc.	14,349	2,401,736
Pernod Ricard SA (France)	8,561	1,879,463
		6,978,454
Biotechnology — 1.1%
AbbVie, Inc.	5,718	926,945
Amgen, Inc.	3,399	821,946
Argenx SE (Netherlands), ADR*	1,472	464,136
BioMarin Pharmaceutical, Inc.*	1,820	140,322
CSL Ltd. (Australia)	5,029	1,004,492
Gilead Sciences, Inc.	22,911	1,362,059
Moderna, Inc.*	725	124,889
Regeneron Pharmaceuticals, Inc.*	1,819	1,270,426
Vertex Pharmaceuticals, Inc.*	542	141,446
Zai Lab Ltd. (China), ADR*(a)	2,684	118,042
		6,374,703
Building Products — 0.9%
A.O. Smith Corp.	1,449	92,577
AGC, Inc. (Japan)	22,200	888,707
Builders FirstSource, Inc.*	6,799	438,807
Cie de Saint-Gobain (France)	23,775	1,414,109
Geberit AG (Switzerland)	3,263	2,007,618
Masco Corp.	1,769	90,219
Owens Corning	3,684	337,086
		5,269,123
Capital Markets — 2.4%
3i Group PLC (United Kingdom)	30,594	556,656
Bank of New York Mellon Corp. (The)	26,762	1,328,198
Carlyle Group, Inc. (The)	5,948	290,917
Cboe Global Markets, Inc.	825	94,396
Charles Schwab Corp. (The)	20,061	1,691,343
Deutsche Boerse AG (Germany)	2,720	488,202
Evercore, Inc. (Class A Stock)	1,370	152,508
FactSet Research Systems, Inc.	1,317	571,776
Jefferies Financial Group, Inc.	7,814	256,690
Lazard Ltd. (Class A Stock)	3,588	123,786
London Stock Exchange Group PLC (United Kingdom)	12,676	1,330,178
MSCI, Inc.	745	374,646
Partners Group Holding AG (Switzerland)	1,019	1,263,538
S&P Global, Inc.(a)	6,464	2,651,404
A1

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
SBI Holdings, Inc. (Japan)	4,600	$115,843
UBS Group AG (Switzerland)	136,166	2,659,323
		13,949,404
Chemicals — 1.7%
Air Products & Chemicals, Inc.	5,199	1,299,282
Arkema SA (France)	901	107,716
BASF SE (Germany)	3,960	225,590
CF Industries Holdings, Inc.	6,310	650,309
Covestro AG (Germany), 144A	21,365	1,077,625
Givaudan SA (Switzerland)	110	453,888
Linde PLC (United Kingdom)	4,210	1,344,508
LyondellBasell Industries NV (Class A Stock)	3,023	310,825
Mitsubishi Chemical Holdings Corp. (Japan)	45,700	303,892
Mosaic Co. (The)	4,462	296,723
Nitto Denko Corp. (Japan)	15,900	1,140,168
Novozymes A/S (Denmark) (Class B Stock)	1,943	133,391
Olin Corp.	5,358	280,116
PPG Industries, Inc.	7,766	1,017,890
Sumitomo Chemical Co. Ltd. (Japan)	68,800	314,547
Tosoh Corp. (Japan)	26,600	393,030
Westlake Corp.	1,204	148,574
Yara International ASA (Brazil)	5,300	264,833
		9,762,907
Commercial Services & Supplies — 0.2%
Rentokil Initial PLC (United Kingdom)	89,114	618,192
Republic Services, Inc.	3,844	509,330
		1,127,522
Communications Equipment — 0.8%
Arista Networks, Inc.*	819	113,825
Cisco Systems, Inc.	40,279	2,245,957
Juniper Networks, Inc.	3,705	137,678
Motorola Solutions, Inc.	6,846	1,658,101
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	40,708	371,043
		4,526,604
Construction Materials — 0.3%
CRH PLC (Ireland)	20,184	808,558
James Hardie Industries PLC, CDI	5,318	159,980
Martin Marietta Materials, Inc.	2,375	914,114
		1,882,652
Consumer Finance — 0.5%
American Express Co.	14,288	2,671,856
Distributors — 0.0%
Genuine Parts Co.	817	102,958
LKQ Corp.	2,106	95,634
		198,592
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.*	1,095	106,335
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc. (Class B Stock)*	5,759	$2,032,409
EXOR NV (Netherlands)	5,390	410,359
Investor AB (Sweden) (Class B Stock)	107,682	2,346,196
Sofina SA (Belgium)	1,371	498,563
		5,287,527
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA (Spain), 144A	7,942	381,790
Deutsche Telekom AG (Germany)	16,603	310,919
Nippon Telegraph & Telephone Corp. (Japan)	85,000	2,469,861
		3,162,570
Electric Utilities — 0.7%
Duke Energy Corp.	1,892	211,261
Edison International	18,096	1,268,529
EDP - Energias de Portugal SA (Portugal)	188,674	927,611
Exelon Corp.	3,001	142,937
NRG Energy, Inc.	7,474	286,703
PPL Corp.	3,794	108,357
Red Electrica Corp. SA (Spain)	49,342	1,014,921
Southern Co. (The)	1,506	109,200
		4,069,519
Electrical Equipment — 1.0%
Acuity Brands, Inc.	1,216	230,189
Eaton Corp. PLC	8,720	1,323,347
Emerson Electric Co.	21,287	2,087,190
Mitsubishi Electric Corp. (Japan)	102,400	1,177,656
Nidec Corp. (Japan)	4,100	325,378
Vertiv Holdings Co.	57,082	799,148
		5,942,908
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	2,533	300,490
Jabil, Inc.	5,361	330,934
Keyence Corp. (Japan)	2,155	1,003,461
Keysight Technologies, Inc.*	630	99,521
Kyocera Corp. (Japan)	15,100	846,171
National Instruments Corp.	2,415	98,025
Shimadzu Corp. (Japan)	3,500	120,532
TE Connectivity Ltd. (Switzerland)	26,761	3,505,156
		6,304,290
Energy Equipment & Services — 0.2%
Schlumberger NV	22,512	929,971
Entertainment — 0.7%
Netflix, Inc.*	4,430	1,659,434
Nintendo Co. Ltd. (Japan)	1,800	906,242
Sea Ltd. (Taiwan), ADR*	5,650	676,813
Square Enix Holdings Co. Ltd. (Japan)	2,300	101,863
Walt Disney Co. (The)*	7,541	1,034,323
		4,378,675

A2

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	5,159	$1,296,044
Equinix, Inc.	1,481	1,098,339
Extra Space Storage, Inc.	597	122,743
Goodman Group (Australia)	67,696	1,149,245
Public Storage	5,160	2,013,845
Segro PLC (United Kingdom)	128,527	2,272,466
Simon Property Group, Inc.	717	94,329
Weyerhaeuser Co.	16,375	620,613
		8,667,624
Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)(a)	5,074	168,711
Jeronimo Martins SGPS SA (Portugal)	10,799	259,080
Koninklijke Ahold Delhaize NV (Netherlands)	83,563	2,682,140
Kroger Co. (The)	25,222	1,446,986
Ocado Group PLC (United Kingdom)*	11,285	172,994
Walmart, Inc.	2,076	309,158
		5,039,069
Food Products — 1.4%
Archer-Daniels-Midland Co.	11,684	1,054,598
Flowers Foods, Inc.	6,628	170,406
Hershey Co. (The)	5,053	1,094,632
Nestle SA (Switzerland)	39,431	5,119,598
Tyson Foods, Inc. (Class A Stock)	9,994	895,762
		8,334,996
Gas Utilities — 0.4%
National Fuel Gas Co.	3,042	208,985
Naturgy Energy Group SA (Spain)	8,089	241,836
Osaka Gas Co. Ltd. (Japan)	39,000	668,103
Tokyo Gas Co. Ltd. (Japan)	39,900	730,359
UGI Corp.	7,733	280,089
		2,129,372
Health Care Equipment & Supplies — 1.7%
Alcon, Inc. (Switzerland) (XSWX)(a)	10,530	834,106
Alcon, Inc. (Switzerland) (NYSE)(a)	14,180	1,124,900
BioMerieux (France)	3,231	344,498
Dexcom, Inc.*	2,500	1,279,000
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,359	291,859
Getinge AB (Sweden) (Class B Stock)	3,105	124,046
Hologic, Inc.*	8,876	681,854
Hoya Corp. (Japan)	5,303	598,682
IDEXX Laboratories, Inc.*	1,533	838,643
Intuitive Surgical, Inc.*	4,240	1,279,123
Olympus Corp. (Japan)	39,351	749,269
Quidel Corp.*	1,323	148,785
Sonova Holding AG (Switzerland)	3,271	1,360,991
Straumann Holding AG (Switzerland)	150	239,492
		9,895,248
Health Care Providers & Services — 1.8%
Anthem, Inc.	3,410	1,675,060
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	10,328	$1,045,297
Henry Schein, Inc.*	1,119	97,566
Laboratory Corp. of America Holdings*	1,681	443,212
Molina Healthcare, Inc.*	327	109,084
Quest Diagnostics, Inc.(a)	4,275	585,076
Sonic Healthcare Ltd. (Australia)	49,023	1,296,570
UnitedHealth Group, Inc.	10,037	5,118,569
		10,370,434
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	501	1,176,573
Compass Group PLC (United Kingdom)	80,862	1,740,471
Domino’s Pizza, Inc.	1,278	520,159
La Francaise des Jeux SAEM (France), 144A (original cost $547,262; purchased 10/07/21 - 12/03/21)(f)	10,437	414,199
McDonald’s Corp.	4,983	1,232,196
Yum! Brands, Inc.	4,209	498,893
		5,582,491
Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	66,498	454,355
D.R. Horton, Inc.	1,125	83,824
Iida Group Holdings Co. Ltd. (Japan)	16,000	276,103
Lennar Corp. (Class A Stock)	1,092	88,638
NVR, Inc.*	20	89,345
Persimmon PLC (United Kingdom)	3,911	109,974
PulteGroup, Inc.	1,967	82,417
Sekisui House Ltd. (Japan)	44,200	854,697
Taylor Wimpey PLC (United Kingdom)	106,669	181,872
		2,221,225
Household Products — 0.3%
Colgate-Palmolive Co.	11,994	909,505
Procter & Gamble Co. (The)	4,819	736,343
		1,645,848
Industrial Conglomerates — 0.3%
3M Co.	2,653	394,979
CK Hutchison Holdings Ltd. (United Kingdom)	66,500	487,102
Honeywell International, Inc.	4,243	825,603
		1,707,684
Insurance — 1.8%
Aegon NV (Netherlands)	24,373	128,759
AIA Group Ltd. (Hong Kong), ADR	27,915	1,167,964
American Financial Group, Inc.	2,469	359,536
Dai-ichi Life Holdings, Inc. (Japan)	79,000	1,593,023
Fidelity National Financial, Inc.	9,878	482,441
First American Financial Corp.	3,846	249,298
Japan Post Holdings Co. Ltd. (Japan)	152,800	1,120,250
Marsh & McLennan Cos., Inc.	6,341	1,080,633
MetLife, Inc.	4,259	299,323
NN Group NV (Netherlands)	10,663	539,514

A3

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Old Republic International Corp.	10,098	$261,235
Progressive Corp. (The)	8,675	988,863
Swiss Life Holding AG (Switzerland)	1,935	1,238,304
Travelers Cos., Inc. (The)	5,578	1,019,268
		10,528,411
Interactive Media & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	1,828	5,084,308
Alphabet, Inc. (Class C Stock)*	812	2,267,908
Auto Trader Group PLC (United Kingdom), 144A	25,501	212,213
Meta Platforms, Inc. (Class A Stock)*	21,872	4,863,458
		12,427,887
Internet & Direct Marketing Retail — 1.6%
Alibaba Group Holding Ltd. (China), ADR*	6,121	665,965
Amazon.com, Inc.*	2,563	8,355,252
ZOZO, Inc. (Japan)	13,100	350,281
		9,371,498
IT Services — 2.3%
Accenture PLC (Class A Stock)	8,705	2,935,587
Adyen NV (Netherlands), 144A*	280	554,579
Amadeus IT Group SA (Spain)*	14,670	956,642
Capgemini SE (France)	1,077	239,563
Cognizant Technology Solutions Corp. (Class A Stock)	4,387	393,382
Fidelity National Information Services, Inc.	6,577	660,462
Fujitsu Ltd. (Japan)	7,000	1,048,144
Gartner, Inc.*	1,077	320,364
Genpact Ltd.	6,513	283,381
International Business Machines Corp.	796	103,496
PayPal Holdings, Inc.*	10,170	1,176,161
Visa, Inc. (Class A Stock)(a)	21,501	4,768,277
Worldline SA (France), 144A*	4,769	207,045
		13,647,083
Life Sciences Tools & Services — 1.0%
Eurofins Scientific SE (Luxembourg)	2,437	241,011
ICON PLC (Ireland)*	5,235	1,273,257
Mettler-Toledo International, Inc.*	807	1,108,164
Sartorius Stedim Biotech (France)	1,458	598,334
Thermo Fisher Scientific, Inc.	3,837	2,266,324
Waters Corp.*	2,109	654,613
		6,141,703
Machinery — 1.7%
Atlas Copco AB (Sweden) (Class A Stock)	20,840	1,081,567
CNH Industrial NV (United Kingdom)	20,640	326,489
Deere & Co.	6,498	2,699,659
FANUC Corp. (Japan)	2,220	390,956
GEA Group AG (Germany)	17,063	701,543
Illinois Tool Works, Inc.	5,137	1,075,688
MISUMI Group, Inc. (Japan)	30,600	910,407
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
NGK Insulators Ltd. (Japan)	7,800	$111,293
Otis Worldwide Corp.	9,759	750,955
Pentair PLC	1,723	93,404
Sandvik AB (Sweden)	31,895	677,334
Snap-on, Inc.	1,957	402,124
Techtronic Industries Co. Ltd. (Hong Kong)	35,500	571,055
		9,792,474
Marine — 0.1%
Nippon Yusen KK (Japan)	3,300	289,156
SITC International Holdings Co. Ltd. (China)	144,000	505,499
		794,655
Media — 0.8%
Charter Communications, Inc. (Class A Stock)*(a)	2,870	1,565,642
Comcast Corp. (Class A Stock)	27,689	1,296,399
CyberAgent, Inc. (Japan)	9,500	117,844
DISH Network Corp. (Class A Stock)*	46,872	1,483,499
Hakuhodo DY Holdings, Inc. (Japan)	8,900	111,866
		4,575,250
Metals & Mining — 0.8%
Anglo American PLC (South Africa)	7,215	378,805
ArcelorMittal SA (Luxembourg)	40,850	1,310,224
Barrick Gold Corp. (Canada)	4,269	104,719
Fortescue Metals Group Ltd. (Australia)	25,329	386,113
Nucor Corp.	10,122	1,504,635
Rio Tinto Ltd. (Australia)	1,390	123,589
South32 Ltd. (Australia)	286,457	1,069,527
		4,877,612
Multiline Retail — 0.2%
Kohl’s Corp.	4,249	256,895
Next PLC (United Kingdom)	9,493	750,269
Target Corp.	1,405	298,169
		1,305,333
Multi-Utilities — 0.8%
DTE Energy Co.	6,890	910,927
E.ON SE (Germany)	58,650	681,551
NiSource, Inc.	6,752	214,713
Sempra Energy	18,810	3,162,337
		4,969,528
Oil, Gas & Consumable Fuels — 2.6%
APA Corp.	10,519	434,750
BP PLC (United Kingdom)	275,073	1,342,614
Chevron Corp.	16,061	2,615,212
ConocoPhillips	47,854	4,785,400
Continental Resources, Inc.	2,103	128,977
Devon Energy Corp.	1,630	96,382
Enterprise Products Partners LP, MLP	52,990	1,367,672
Equinor ASA (Norway)	29,215	1,086,954
Exxon Mobil Corp.	9,152	755,864

A4

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Galp Energia SGPS SA (Portugal)	9,208	$116,854
Lundin Energy AB (Sweden)	19,677	830,670
Suncor Energy, Inc. (Canada)	16,623	541,180
TotalEnergies SE (France)	26,021	1,314,517
		15,417,046
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,094	192,199
Personal Products — 0.9%
Herbalife Nutrition Ltd.*	3,567	108,294
L’Oreal SA (France)	10,421	4,175,485
Shiseido Co. Ltd. (Japan)	10,563	534,219
Unilever PLC (United Kingdom)	14,551	662,352
		5,480,350
Pharmaceuticals — 3.3%
Astellas Pharma, Inc. (Japan)	20,300	317,252
Bayer AG (Germany)	4,765	325,395
GlaxoSmithKline PLC	42,849	926,537
Ipsen SA (France)	3,835	479,765
Johnson & Johnson	9,738	1,725,866
Merck & Co., Inc.	7,698	631,621
Novo Nordisk A/S (Denmark) (Class B Stock)	36,483	4,050,506
Organon & Co.	8,309	290,233
Orion OYJ (Finland) (Class B Stock)	11,710	531,453
Otsuka Holdings Co. Ltd. (Japan)	13,900	480,105
Pfizer, Inc.	55,681	2,882,605
Recordati Industria Chimica e Farmaceutica SpA (Italy)	11,478	576,956
Roche Holding AG (Switzerland) (XSWX)	8,600	3,403,022
Roche Holding AG (Switzerland) (SGMX)	325	141,999
Sanofi (France)	6,390	653,573
Zoetis, Inc.	10,443	1,969,445
		19,386,333
Professional Services — 1.0%
Adecco Group AG (Switzerland)	3,052	137,973
Persol Holdings Co. Ltd. (Japan)	10,400	233,203
Randstad NV (Netherlands)	12,397	743,698
Recruit Holdings Co. Ltd. (Japan)	22,987	1,006,366
RELX PLC (United Kingdom)	18,801	590,034
Robert Half International, Inc.	4,045	461,858
Teleperformance (France)	2,186	834,832
Thomson Reuters Corp. (Canada)	8,000	868,568
Wolters Kluwer NV (Netherlands)	9,415	1,001,405
		5,877,937
Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	11,927	1,091,559
CK Asset Holdings Ltd. (Hong Kong)	62,500	427,122
Jones Lang LaSalle, Inc.*	1,782	426,718
LEG Immobilien SE (Germany)	7,850	892,884
		2,838,283
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	17,870	$1,474,884
J.B. Hunt Transport Services, Inc.	545	109,430
Knight-Swift Transportation Holdings, Inc.	5,734	289,338
Landstar System, Inc.	1,343	202,565
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	6,500	445,706
Old Dominion Freight Line, Inc.	1,818	543,000
Ryder System, Inc.	1,866	148,030
Uber Technologies, Inc.*	30,005	1,070,578
		4,283,531
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	869	95,016
Applied Materials, Inc.	758	99,904
ASML Holding NV (Netherlands) (XAMS)	2,211	1,480,960
ASML Holding NV (Netherlands) (XNGS)	1,414	944,453
Broadcom, Inc.	443	278,948
Intel Corp.	55,038	2,727,683
Micron Technology, Inc.	20,297	1,580,933
NVIDIA Corp.	13,149	3,587,836
NXP Semiconductors NV (China)	2,003	370,715
QUALCOMM, Inc.	12,903	1,971,837
SolarEdge Technologies, Inc.*	947	305,284
STMicroelectronics NV (Singapore)	56,757	2,458,164
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,760	1,017,578
Texas Instruments, Inc.	12,387	2,272,767
Tokyo Electron Ltd. (Japan)	3,400	1,747,030
		20,939,108
Software — 5.3%
Adobe, Inc.*	4,230	1,927,273
Atlassian Corp. PLC (Class A Stock)*	6,904	2,028,602
Cadence Design Systems, Inc.*	4,590	754,871
Check Point Software Technologies Ltd. (Israel)*	3,110	429,989
Dassault Systemes SE (France)	2,330	114,540
Dropbox, Inc. (Class A Stock)*	4,260	99,045
Elastic NV*	5,306	471,969
Fair Isaac Corp.*	279	130,142
Intuit, Inc.	2,051	986,203
Manhattan Associates, Inc.*	771	106,945
Microsoft Corp.	41,544	12,808,432
Nice Ltd. (Israel), ADR*	1,949	426,831
Oracle Corp.	15,176	1,255,511
Oracle Corp. (Japan)	4,000	278,015
Palo Alto Networks, Inc.*	4,389	2,732,196
Sage Group PLC (The) (United Kingdom)	18,523	170,082
salesforce.com, Inc.*	11,892	2,524,909
Splunk, Inc.*	8,763	1,302,269
Synopsys, Inc.*	314	104,647
Teradata Corp.*	3,489	171,973
Trend Micro, Inc. (Japan)	2,200	128,851

A5

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
UiPath, Inc. (Class A Stock)*(a)	11,741	$253,488
Unity Software, Inc.*(a)	6,250	620,063
WiseTech Global Ltd. (Australia)	9,610	362,539
Workday, Inc. (Class A Stock)*	5,233	1,253,094
		31,442,479
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	5,105	1,056,531
AutoNation, Inc.*	1,480	147,378
AutoZone, Inc.*	68	139,031
Bath & Body Works, Inc.	1,896	90,629
Best Buy Co., Inc.	1,171	106,444
Dick’s Sporting Goods, Inc.(a)	2,228	222,845
Home Depot, Inc. (The)	6,980	2,089,323
Industria de Diseno Textil SA (Spain)	21,747	472,233
Kingfisher PLC (United Kingdom)	235,181	787,709
Lithia Motors, Inc.	348	104,442
O’Reilly Automotive, Inc.*	171	117,128
Penske Automotive Group, Inc.	1,116	104,592
TJX Cos., Inc. (The)	11,590	702,122
Tractor Supply Co.	4,938	1,152,381
Ulta Beauty, Inc.*	2,373	944,976
Williams-Sonoma, Inc.(a)	2,005	290,725
		8,528,489
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	50,939	8,894,459
Brother Industries Ltd. (Japan)	19,500	355,115
Canon, Inc. (Japan)	25,300	618,936
Hewlett Packard Enterprise Co.	6,266	104,705
HP, Inc.	20,340	738,342
		10,711,557
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany)	3,207	749,849
Burberry Group PLC (United Kingdom)	6,109	133,265
Burberry Group PLC (United Kingdom), ADR	19,820	433,265
Deckers Outdoor Corp.*	356	97,462
Dr. Martens PLC (United Kingdom)	40,963	126,983
EssilorLuxottica SA (France)	4,169	764,031
Hermes International (France)	949	1,343,379
Lululemon Athletica, Inc.*	565	206,355
LVMH Moet Hennessy Louis Vuitton SE (France)	2,662	1,897,241
NIKE, Inc. (Class B Stock)	9,030	1,215,077
Pandora A/S (Denmark)	4,140	396,549
Swatch Group AG (The) (Switzerland)	2,364	127,929
Tapestry, Inc.	2,488	92,429
		7,583,814
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	11,869	160,825
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	10,854	455,596
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	17,106	$361,527
		817,123
Trading Companies & Distributors — 1.4%
Ashtead Group PLC (United Kingdom)	6,356	401,745
Fastenal Co.	1,873	111,256
Ferguson PLC	3,671	495,663
ITOCHU Corp. (Japan)	4,100	138,761
Marubeni Corp. (Japan)	162,900	1,887,512
Mitsubishi Corp. (Japan)	76,600	2,873,789
MonotaRO Co. Ltd. (Japan)	13,924	297,848
W.W. Grainger, Inc.	3,318	1,711,391
Watsco, Inc.	371	113,021
		8,030,986
Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	45,900	1,505,113
T-Mobile US, Inc.*	785	100,755
		1,605,868

Total Common Stocks (cost $386,242,701)		399,253,728
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	6,959	536,929
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	489	216,224

Total Preferred Stocks (cost $927,342)		753,153

Total Long-Term Investments (cost $477,287,883)		484,059,433
Short-Term Investments — 17.2%
Affiliated Mutual Funds — 15.0%
PGIM Core Ultra Short Bond Fund(wd)	77,641,996	77,641,996
PGIM Institutional Money Market Fund (cost $10,838,152; includes $10,835,806 of cash collateral for securities on loan)(b)(wd)	10,849,165	10,839,401

Total Affiliated Mutual Funds (cost $88,480,148)		88,481,397
Unaffiliated Funds — 2.2%
Dreyfus Treasury Securities Cash Management (Institutional Shares)	4,611,296	4,611,296

A6

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Unaffiliated Funds (continued)
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	8,663,563	$8,663,563

Total Unaffiliated Funds (cost $13,274,859)		13,274,859

Total Short-Term Investments (cost $101,755,007)		101,756,256

TOTAL INVESTMENTS—99.3% (cost $579,042,890)		585,815,689

Other assets in excess of liabilities(z) — 0.7%		4,129,002

Net Assets — 100.0%		$589,944,691

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
LP	Limited Partnership
MLP	Master Limited Partnership
NYSE	New York Stock Exchange
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SGMX	Sigma X MTF
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange
XSWX	SIX Swiss Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,325,599; cash collateral of $10,835,806 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $547,262. The aggregate value of $414,199 is 0.1% of net assets.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
390	S&P 500 E-Mini Index	Jun. 2022	$88,349,625	$5,515,216
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7